Material accounting policies (Tables)	12 Months Ended
Dec. 31, 2025
Material accounting policies
Summary of expected life of the assets

Computer equipment	2 years
Network equipment and setup	4 years
Fixtures and fittings	7 years
Right-of-use asset	over the term of the lease